8. EMPLOYEE EQUITY INCENTIVE PLAN (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shares Under warrants, Outstanding	9,018,609
Remaining Life in Years, Outstanding	1 year 8 months 12 days
Shares Under warrants, Exercisable	9,018,609
Remaining Life in Years, Exercisable	1 year 8 months 12 days
Option 1
Exercise Price per Share, Outstanding | $ / shares	$ 0.1
Shares Under warrants, Outstanding	1,500,000
Remaining Life in Years, Outstanding	8 years 7 months 6 days
Exercise Price per Share, Exercisable | $ / shares	$ 0.1
Shares Under warrants, Exercisable	1,500,000
Remaining Life in Years, Exercisable	8 years 7 months 6 days
Option 2
Exercise Price per Share, Outstanding | $ / shares	$ 0.5
Shares Under warrants, Outstanding	1,065,000
Remaining Life in Years, Outstanding	9 years
Exercise Price per Share, Exercisable | $ / shares	$ 0.5
Shares Under warrants, Exercisable	1,065,000
Remaining Life in Years, Exercisable	9 years
Option 3
Exercise Price per Share, Outstanding | $ / shares	$ 0.6
Shares Under warrants, Outstanding	105,000
Remaining Life in Years, Outstanding	9 years 3 months 19 days
Exercise Price per Share, Exercisable | $ / shares	$ 0.6
Shares Under warrants, Exercisable	105,000
Remaining Life in Years, Exercisable	9 years 3 months 19 days
Option 4
Exercise Price per Share, Outstanding | $ / shares	$ 0.9
Shares Under warrants, Outstanding	1,955,000
Remaining Life in Years, Outstanding	9 years 10 months 25 days
Exercise Price per Share, Exercisable | $ / shares	$ 0.9
Shares Under warrants, Exercisable	1,955,000
Remaining Life in Years, Exercisable	9 years 10 months 25 days
Option 5
Exercise Price per Share, Outstanding | $ / shares	$ 1
Shares Under warrants, Outstanding	800,000
Remaining Life in Years, Outstanding	9 years 10 months 25 days
Exercise Price per Share, Exercisable | $ / shares	$ 1
Shares Under warrants, Exercisable	800,000
Remaining Life in Years, Exercisable	9 years 10 months 25 days